Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash at bank	¥ 7,557	¥ 3,419
Term deposits with initial terms within three months	9,799	1,755
Cash and cash equivalents	¥ 17,356	¥ 5,174	¥ 3,071